Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Consumer Staples Index ETF	Nov. 29, 2024
Fidelity MSCI Consumer Staples Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	2.29%
Past 5 years	10.68%
Past 10 years	8.30%
Fidelity MSCI Consumer Staples Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.64%
Past 5 years	10.01%
Past 10 years	7.63%
Fidelity MSCI Consumer Staples Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.80%
Past 5 years	8.41%
Past 10 years	6.62%
IXWMX
Average Annual Return:
Past 1 year	2.39%
Past 5 years	10.81%
Past 10 years	8.44%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%